Structured entities - Consolidated structured entities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Investment funds	$ 72,076,000	$ 201,795,000
Revolving credit facilities		0
Consolidated structured entities
Disclosure of information about consolidated structured entities [line items]
Revolving credit facilities	0
Consolidated investment funds	$ 303,598,000	$ 544,909,000